INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

10.   INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31,	March 31,
	2022	2022
	(Unaudited)
Software	$793,195	$796,042
Online ride-hailing platform operating licenses	439,662	450,701
Subtotal	1,232,857	1,246,743
Less: accumulated amortization	(413,186)	(287,192)
Total intangible assets, net	$819,671	$959,551

Amortization expense from continuing operations totaled $34,814 and $128,538 for the three and nine months ended December 31, 2022, respectively. Amortization expense from continuing operations totaled $30,186 and $104,829 for the three and nine months ended December 31, 2021, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending December 31, 2023	$179,616
Twelve months ending December 31, 2024	169,528
Twelve months ending December 31, 2025	133,240
Twelve months ending December 31, 2026	85,157
Twelve months ending December 31, 2027	78,586
Thereafter	173,544
Total	$819,671

10.   INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	March 31,	March 31,
	2022	2021
Software	$796,042	$794,548
Online ride-hailing platform operating licenses	450,701	297,258
Less: Accumulated amortization	(287,192)	(123,675)
Total intangible assets, net	$959,551	$968,131

Amortization expense from continuing operations totaled $160,831 and $107,765 for the years ended March 31, 2022 and 2021, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending March 31, 2023	$186,772
Twelve months ending March 31, 2024	178,660
Twelve months ending March 31, 2025	171,289
Twelve months ending March 31, 2026	111,011
Twelve months ending March 31, 2027	79,563
Thereafter	232,256
Total	$959,551